Form N-1A Supplement	Aug. 22, 2025
BNY Mellon Small Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	August 22, 2025 BNY MELLON INVESTMENT FUNDS I -BNY Mellon Small Cap Value Fund Supplement to Current Summary Prospectus and Prospectus